ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
General and administrative expenses	$ (20,304)	$ (23,757)	$ (12,983)
Total operating expenses	(68,846)	(66,574)	(44,696)
Operating loss	(12,141)	(27,454)	(15,171)
Other (losses)/gains, net	2,992	687	1,841
Fair value losses on derivative liabilities			(10,190)
Fair value (losses)/gains on convertible notes	133	(4,837)
Loss before income tax expense	(10,394)	(31,956)	(24,071)
Share of loss from an equity investee	(408)
Income tax expense	(47)	(655)	(548)
Net loss	(10,849)	(32,611)	(24,619)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(9,603)	(32,409)	(29,931)
Net loss	(10,849)	(32,611)	(24,619)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(1,700)	(2,547)	(79)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(11,215)	(34,956)	(24,698)
Redeemable preferred stock
Operating expenses
Accretion to redeemable shares redemption value			(1,662)
Redeemable ordinary shares
Operating expenses
Accretion to redeemable shares redemption value			(3,650)
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(12,064)	(27,643)	(6,928)
Total operating expenses	(12,064)	(27,643)	(6,928)
Operating loss	(12,064)	(27,643)	(6,928)
Other (losses)/gains, net	285	403	(116)
Fair value losses on derivative liabilities			(10,190)
Fair value (losses)/gains on convertible notes	133	(4,837)
Share of (losses)/profits from subsidiaries and VIEs	2,519	(264)	(7,385)
Loss before income tax expense	(9,127)	(32,341)	(24,619)
Share of loss from an equity investee	(408)
Income tax expense	(68)	(68)
Net loss	(9,603)	(32,409)	(24,619)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(9,603)	(32,409)	(29,931)
Net loss	(9,603)	(32,409)	(24,619)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(1,612)	(2,547)	(79)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (11,215)	$ (34,956)	(24,698)
Parent Company | Reportable legal entities | Redeemable preferred stock
Operating expenses
Accretion to redeemable shares redemption value			(1,662)
Parent Company | Reportable legal entities | Redeemable ordinary shares
Operating expenses
Accretion to redeemable shares redemption value			$ (3,650)